Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 148,139		$ 114,606		$ 68,763
Inter-Segment Revenues	0		0		0
Total Revenues	148,139		114,606		68,763
Depreciation, Depletion and Amortization	45,437		27,856		21,568
Impairment Expense	20,585		14,631		8,863
Other Operating Expense	85,199	[1]	62,330	[1]	29,321	[1]
Interest Expense	6,450	[2]	2,524	[2]	1,308	[2]
Other (Income) Expense	(105,322)	[3]	(19,086)	[3]	(5,602)	[3]
Income (Loss) From Continuing Operations, Before Income Taxes	95,790		26,351		13,305
Total Assets	772,710		601,551		407,085
Expenditures for Long-Lived Assets	230,340		275,394		150,398
Equity Method Investments	16,978		41,683		18,399
Exploration and Production Equipment
Segment Reporting Information [Line Items]
Revenues	134,736		112,088		67,397
Inter-Segment Revenues	0		0		0
Total Revenues	134,736		112,088		67,397
Depreciation, Depletion and Amortization	44,955		27,670		21,422
Impairment Expense	20,505		14,316		8,424
Other Operating Expense	76,063	[1]	59,917	[1]	27,820	[1]
Interest Expense	6,424	[2]	2,523	[2]	1,308	[2]
Other (Income) Expense	(105,426)	[3]	(19,021)	[3]	(5,602)	[3]
Income (Loss) From Continuing Operations, Before Income Taxes	92,215		26,683		14,025
Total Assets	766,599		600,049		405,066
Expenditures for Long-Lived Assets	227,913		269,823		149,075
Equity Method Investments	16,978		41,683		18,399
Field Services
Segment Reporting Information [Line Items]
Revenues	15,637		3,546		1,718
Inter-Segment Revenues	(2,234)		(1,028)		(352)
Total Revenues	13,403		2,518		1,366
Depreciation, Depletion and Amortization	482		186		146
Impairment Expense	80		315		439
Other Operating Expense	10,859	[1]	3,169	[1]	1,538	[1]
Interest Expense	26	[2]	1	[2]	0	[2]
Other (Income) Expense	0	[3]	(100)	[3]	0	[3]
Income (Loss) From Continuing Operations, Before Income Taxes	1,956		(1,053)		(757)
Total Assets	12,166		7,143		2,019
Expenditures for Long-Lived Assets	3,134		5,571		1,323
Equity Method Investments	0		0		0
Intercompany Eliminations
Segment Reporting Information [Line Items]
Revenues	(2,234)		(1,028)		(352)
Inter-Segment Revenues	2,234		1,028		352
Total Revenues	0		0		0
Depreciation, Depletion and Amortization	0		0		0
Impairment Expense	0		0		0
Other Operating Expense	(1,723)	[1]	(756)	[1]	(37)	[1]
Interest Expense	0	[2]	0	[2]	0	[2]
Other (Income) Expense	104	[3]	35	[3]	0	[3]
Income (Loss) From Continuing Operations, Before Income Taxes	1,619		721		37
Total Assets	(6,055)		(5,641)		0
Expenditures for Long-Lived Assets	(707)		0		0
Equity Method Investments	$ 0		$ 0		$ 0

[1]	Includes the following expenses: production and lease operating expenses, general and administrative expenses, (gain) loss on disposal of assets, exploration expenses, field services operating expenses and other operating expense.
[2]	Total will not agree to Consolidated Statements of Operations due to exclusion of immaterial amounts of interest income, which is included in Other (Income) Expense.
[3]	Includes the following expenses: interest income, gain (loss) on derivative, net, other income (expense) and gain (loss) on equity method investments.